Document and Entity Information	Dec. 20, 2019
Cover [Abstract]
Entity Registrant Name	LIGAND PHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0000886163
Document Type	8-K
Document Period End Date	Dec. 20, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-33093
Entity Tax Identification Number	77-0160744
Entity Address, Address Line One	3911 Sorrento Valley Boulevard
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	550-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LGND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false